PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Credit Commitments and Lines of Credit (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Credit Commitments
Credit commitments	$ 899,052,000,000	$ 911,492,000,000
Commercial and similar letters of credit
Credit Commitments
Credit commitments	6,634,000,000	7,341,000,000
One-to four-family residential mortgages
Credit Commitments
Credit commitments	5,674,000,000	4,946,000,000
Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	16,098,000,000	16,781,000,000
Commercial real estate, construction and land development
Credit Commitments
Credit commitments	9,242,000,000	8,003,000,000
Credit card lines
Credit Commitments
Credit commitments	612,049,000,000	641,111,000,000
Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	243,680,000,000	225,447,000,000
Commercial and other consumer loan commitments original maturity of less than 1 year	53,000,000,000	58,000,000,000
Other commitments and contingencies
Credit Commitments
Credit commitments	5,675,000,000	7,863,000,000
U.S.
Credit Commitments
Credit commitments	675,090,000,000
U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	1,369,000,000
U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	3,243,000,000
U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	13,535,000,000
U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	8,045,000,000
U.S. | Credit card lines
Credit Commitments
Credit commitments	492,391,000,000
U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	154,923,000,000
U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	1,584,000,000
Outside U.S.
Credit Commitments
Credit commitments	223,962,000,000
Outside U.S. | Commercial and similar letters of credit
Credit Commitments
Credit commitments	5,265,000,000
Outside U.S. | One-to four-family residential mortgages
Credit Commitments
Credit commitments	2,431,000,000
Outside U.S. | Revolving open-end loans secured by one-to four-family residential properties
Credit Commitments
Credit commitments	2,563,000,000
Outside U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit commitments	1,197,000,000
Outside U.S. | Credit card lines
Credit Commitments
Credit commitments	119,658,000,000
Outside U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit commitments	88,757,000,000
Outside U.S. | Other commitments and contingencies
Credit Commitments
Credit commitments	$ 4,091,000,000